Exhibit 99.1

World Omni Auto Receivables Trust 2019-A

Monthly Servicer Certificate

May 31, 2020

Dates Covered
Collections Period	05/01/20 - 05/31/20
Interest Accrual Period	05/15/20 - 06/14/20
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/20	598,926,157.69	32,533
Yield Supplement Overcollateralization Amount 04/30/20	31,135,072.10	0
Receivables Balance 04/30/20	630,061,229.79	32,533
Principal Payments	21,581,521.58	906
Defaulted Receivables	1,145,129.72	50
Repurchased Accounts	32,726.33	1
Yield Supplement Overcollateralization Amount at 05/31/20	29,623,586.75	0
Pool Balance at 05/31/20	577,678,265.41	31,576

Pool Statistics	$ Amount	# of Accounts
Pool Factor	54.68%
Prepayment ABS Speed	1.32%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	3,220,405.10	146
Past Due 61-90 days	1,012,746.17	53
Past Due 91-120 days	503,606.69	21
Past Due 121+ days	0.00	0
Total	4,736,757.96	220

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.78%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.25%
Delinquency Trigger Occurred	NO

Recoveries	591,299.73
Aggregate Net Losses/(Gains) - May 2020	553,829.99
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.05%
Prior Net Losses Ratio	1.82%
Second Prior Net Losses Ratio	0.68%
Third Prior Net Losses Ratio	0.76%
Four Month Average	1.08%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.70%

Overcollateralization Target Amount	6,643,300.05
Actual Overcollateralization	6,643,300.05
Weighted Average APR	3.88%
Weighted Average APR, Yield Adjusted	6.51%
Weighted Average Remaining Term	49.80

Flow of Funds	$ Amount
Collections	27,248,220.75
Investment Earnings on Cash Accounts	790.54
Servicing Fee(1)	-
Transfer to Collection Account	32,726.33
Available Funds	27,281,737.62

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,391,993.25
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	14,360,241.47
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,643,300.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-
(12) Collection Account Redeposits	4,753,570.52

Total Distributions of Available Funds	27,281,737.62

Servicing Fee	-
Unpaid Servicing Fee	1,637,583.16
Change in amount of the unpaid servicing fee from the prior period	525,051.02

Note Balances & Note Factors	$ Amount
Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 05/15/20	592,038,506.88
Principal Paid	21,003,541.52
Note Balance @ 06/15/20	571,034,965.36

Class A-1
Note Balance @ 05/15/20	0.00
Principal Paid	0.00
Note Balance @ 06/15/20	0.00
Note Factor @ 06/15/20	0.0000000%

Class A-2
Note Balance @ 05/15/20	115,368,506.88
Principal Paid	21,003,541.52
Note Balance @ 06/15/20	94,364,965.36
Note Factor @ 06/15/20	27.1163694%

Class A-3
Note Balance @ 05/15/20	347,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	347,000,000.00
Note Factor @ 06/15/20	100.0000000%

Class A-4
Note Balance @ 05/15/20	82,950,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	82,950,000.00
Note Factor @ 06/15/20	100.0000000%

Class B
Note Balance @ 05/15/20	31,150,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	31,150,000.00
Note Factor @ 06/15/20	100.0000000%

Class C
Note Balance @ 05/15/20	15,570,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	15,570,000.00
Note Factor @ 06/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,524,625.58
Total Principal Paid	21,003,541.52
Total Paid	22,528,167.10

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	290,344.08
Principal Paid	21,003,541.52
Total Paid to A-2 Holders	21,293,885.60

Class A-3
Coupon	3.04000%
Interest Paid	879,066.67
Principal Paid	0.00
Total Paid to A-3 Holders	879,066.67

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.4721152
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.2801486
Total Distribution Amount	21.7522638

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.8343221
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	60.3550044
Total A-2 Distribution Amount	61.1893265

A-3 Interest Distribution Amount	2.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.5333333

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	683.71
Noteholders' Principal Distributable Amount	316.29

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/20	2,595,670.49
Investment Earnings	329.79
Investment Earnings Paid	(329.79)
Deposit/(Withdrawal)	-
Balance as of 06/15/20	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

(1) The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.